INTANGIBLE ASSETS AND GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

7. INTANGIBLE ASSETS AND GOODWILL

A continuity of intangible assets for the three months ended March 31, 2024 is as follows:

	Trademarks and Brands	Patents	Total
Cost
At December 31, 2023	$1,892	$1,098	$2,990
Additions	-	-	-
At March 31, 2024	$1,892	$1,098	$2,990

Accumulated Amortization
At December 31, 2023	$1,132	$912	$2,044
Additions	31	7	38
At March 31, 2024	$1,163	$919	$2,082

Net book value at March 31, 2024	$729	$179	$908

Amortization expense for the three months ended March 31, 2024 was less than $0.1 million (March 31, 2023 - $0.8) and was recorded in depreciation and amortization in the unaudited condensed interim consolidated statements of loss and comprehensive loss.

At March 31, 2024, the weighted average amortization period remaining for intangible assets was 6.0 years.

At March 31, 2024, the estimated future amortization expense related to intangible assets is as follows:

2024	$115
2025	152
2026	152
2027	152
2028	152
Thereafter	185
Total	$908

11. INTANGIBLE ASSETS AND GOODWILL

A continuity of intangible assets for the years ended December 31, 2023 and 2022 is as follows:

In Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Patents	Non- Compete Agreements	Goodwill	Total
Cost
At December 31, 2021	$200	$1,570	$2,090	$4,300	$1,190	$19,675	$29,025
Acquired through business combinations	1,397	5,945	3,063	230	-	29,031	39,666
Impairment	(128)	-	-	-	-	(25,073)	(25,201)
At December 31, 2022	$1,469	$7,515	$5,153	$4,530	$1,190	$23,633	$43,490

Accumulated Amortization
At December 31, 2021	$6	$26	$35	$48	$66	$-	$181
Additions	66	322	583	573	397	-	1,941
At December 31, 2022	$72	$348	$618	$621	$463	$-	$2,122

Foreign Currency translation	5	17	(18)	-	-	(261)	(257)
Net book value at December 31, 2022	$1,402	$7,184	$4,517	$3,909	$727	$23,372	$41,111

In Thousands of United States dollars	License	Customer and Supplier Relationships	Trademarks and Brands	Patents	Non- Compete Agreements	Goodwill	Total
Cost
At December 31, 2022	$1,469	$7,515	$5,153	$4,530	$1,190	$23,633	$43,490
Additions	-	194	-	-	-	-	194
Impairment	(1,216)	(6,502)	(3,249)	(3,432)	(529)	(23,372)	(38,300)
At December 31, 2023	$253	$1,207	$1,904	$1,098	$661	$261	$5,384

Accumulated Amortization
At December 31, 2022	$72	$348	$618	$621	$463	$-	$2,122
Additions	200	916	514	291	198	-	2,119
At December 31, 2023	$272	$1,264	$1,132	$912	$661	$-	$4,241

Foreign Currency translation	19	57	(12)	-	-	(261)	(197)
Net book value at December 31, 2023	$-	$-	$760	$186	$-	$-	$946

The Company's intangible asset additions in 2022 primarily consist of assets acquired as part of the February 2022 purchase of JustCBD and the December 2022 purchase of FGH (Note 10). Information regarding the significant JustCBD intangible assets within the indicated categories of the table above is as follows as at December 31, 2023:

•	Tradenames: carrying amount $0.5 million with 74 months of remaining amortization periods

The Company's intangible asset additions in 2023 primarily consist of customer relationships acquired as part of the March 2023 purchase of Original Hemp (Note 10). These customer relationships were fully impaired and their carrying amount at December 31, 2023 was $nil.

The gross cost of the intangible assets is amortized over their estimated useful lives, as the Company does not expect the assets to have significant residual value for any of the asset classes. The weighted average amortization period at December 31, 2023 by asset class subject to amortization is as follows:

Trademarks and brands  6.1 years

Patents  6.8 years

Total  6.2 years

Certain trademarks have renewal or extension terms available, with a weighted average of 6.1 years remaining before the next renewal or extension is due at December 31, 2023. The Company expenses such costs as incurred. The Company's trademarks and brands are registered to protect the assets from use by others, and cash flows of the related reporting units and asset groups could be negatively impact if the Company did not successfully renew them.

At December 31, 2023, the estimated aggregate amortization expense for each of the next five years is as follows:

Thousands of United States dollars
2024	$152
2025	$152
2026	$152
2027	$152
2028	$152

The Company's goodwill is assigned to the following reporting units for the years ended December 31, 2022 and 2023:

In Thousands of United States dollars	Vessel	JustCBD	FGH	Total
Gross goodwill recorded prior to December 31, 2021	$19,675	$-	$-	$19,675
Impairment recorded prior to December 31, 2021	-	-	-	-
Net book value as at December 31, 2021	19,675	-	-	19,675
Acquired through business combinations	-	25,315	3,716	29,031
Impairment	(19,675)	(5,398)	-	(25,073)
Foreign exchange impacts	-	(277)	16	(261)
Net book value as at December 31, 2022	-	19,640	3,732	23,372
Impairment		(19,640)	(3,732)	(23,372)
Net book value as at December 31, 2023	$-	$-	$-	$-